EXHIBIT 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Jun-18	15-Jun-18	16-Jul-18
To	30-Jun-18	16-Jul-18
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$3,985,286.51
Series Nominal Liquidation Amount	942,281,286.51

Required Participation Amount	$942,281,286.51
Excess Receivables	$100,423,424.18

Total Collateral	1,042,704,710.69

Collateral as Percent of Notes	137.20%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,931,222,674.48
Total Principal Collections	($2,279,292,662.39)
Investment in New Receivables	$2,102,624,968.01
Receivables Added for Additional Accounts	$679,639,111.75
Repurchases	($42,631,506.63)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($727,351,452.55)
Less Servicing Adjustment	($4,838,526.74)

Ending Balance	$5,659,372,605.93

SAP for Next Period	18.42%

Average Receivable Balance	$5,408,284,429.16
Monthly Payment Rate	42.14%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$21,500,513.34
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$21,500,513.34

Series Allocation Percentage at Month-End	18.42%
Floating Allocation Percentage at Month-End	98.61%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	2.073250%
Applicable Margin	0.430000%
	2.503250%

	Actual	Per $1000
Interest	1,638,238.06	2.16
Principal	—	—

		2.16
Total Due Investors	1,638,238.06
Servicing Fee	781,913.33

Excess Cash Flow	1,486,123.80

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.13%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		37.20%